SCHWAB CAPITAL TRUST

(the “Trust”)

Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Laudus International MarketMasters Fund™

(each a “fund”)

Supplement dated June 6, 2012 to the

Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect the following changes.

1. Reduction of the Net Operating Expense Limit for the Laudus MarketMasters Funds

Effective June 6, 2012, the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of each share class of the Laudus MarketMasters Funds will be reduced. Accordingly, the following changes are being made.

On page 1, for the Laudus Small-Cap MarketMasters Fund, the “Shareholder fees” table, the “Annual fund operating expenses” table, and the “Expenses on a $10,000 investment” table are deleted and replaced in their entirety with the following:

	Investor Shares	Select Shares®
Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00	2.00

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.17	1.17
Distribution (12b-1) fees	None	None
Other expenses[1]	0.41	0.34
Acquired fund fees and expenses (AFFE)[2]	0.01	0.01

Total annual fund operating expenses[2]	1.59	1.52
Less expense reduction	(0.23)	(0.31)

Total annual fund operating expenses (including AFFE) after expense reduction[2,3]	1.36	1.21
[1]	“Other expenses” have been restated to reflect current fees and expenses of the fund.
[2]	The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.35% and 1.20%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment
	1 year	3 years	5 years	10 years
Investor Shares	$138	$431	$745	$1,635
Select Shares	$123	$384	$665	$1,466

On page 5, for the Laudus International MarketMasters Fund, the “Shareholder fees” table, the “Annual fund operating expenses” table, and the “Expenses on a $10,000 investment” table are deleted and replaced in their entirety with the following:

	Investor Shares	Select Shares®
Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00	2.00

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	1.27	1.27
Distribution (12b-1) fees	None	None
Other expenses	0.33	0.20
Acquired fund fees and expenses (AFFE)[1]	0.01	0.01

Total annual fund operating expenses[1]	1.61	1.48
Less expense reduction	(0.20)	(0.22)

Total annual fund operating expenses (including AFFE) after expense reduction[1,2]	1.41	1.26
[1]	The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.

[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.40% and 1.25%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 investment
	1 year	3 years	5 years	10 years
Investor Shares	$144	$446	$771	$1,691
Select Shares	$128	$400	$692	$1,523